Variable Interest Entities (Details Textual) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Variable Interest Entity [Line Items]
Revenue from Related Parties	$ 15,631	$ 10,564	$ 40,633	$ 36,066	$ 47,630	$ 28,788
Accounts Receivable, Net, Current, Total	49,380		49,380		44,955	50,928
Long Term Payment Agreement [Member]
Variable Interest Entity [Line Items]
Accounts Receivable, Net, Current, Total	$ 2,500		$ 2,500		$ 4,200
ES Windows LLC [Member]
Variable Interest Entity [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	100.00%		100.00%		100.00%
Accounts Receivable, Related Parties	$ 20,500		$ 20,500		$ 13,800	11,800
Revenue from Related Parties					37,100	28,900
Related Party Transaction, Amounts of Transaction	$ 14,400	8,900	$ 37,300	270,000
Accounts Receivable, Net, Current, Total					$ 13,800
Ventanas Solar SA [Member]
Variable Interest Entity [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	100.00%		100.00%		100.00%
Accounts Receivable, Related Parties	$ 10,900		$ 10,900		$ 12,200	10,800
Related Party Transaction, Amounts of Transaction	$ 1,200	$ 1,700	$ 3,800	$ 8,900
Accounts Receivable, Net, Current, Total					12,200
Ventanas Solar SA [Member] | Sales [Member]
Variable Interest Entity [Line Items]
Related Party Transaction, Amounts of Transaction					$ 200	$ 7,900